Integrity AnnuiChoice

May 3, 2023

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of Integrity Life Insurance Company
    File Nos. 333-44876 and 811-04844
    AnnuiChoice Prospectus and Statement of Additional Information

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 35 to its Registration Statement number 333-44876 on Form N-4, which was filed electronically on April 27, 2023.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1648